Personnel expenses: (Tables)	12 Months Ended
Dec. 31, 2022
Personnel expenses:
Schedule of personnel expenses

	2022	2021

Short-term benefits	$15,441	$8,382
Stock-based compensation expense – DSU plan	551	1,777
Stock-based compensation expense – Stock option plan	10,420	6,353
	$26,412	$16,512